Borrowings - ABS X Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Feb. 28, 2025
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 530,000
Interest rate	7.07%
ABS X Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Debt service coverage ratio		1.45
ABS X Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
ABS X Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		32.50%
Debt service coverage ratio		1.55
ABS X Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Production tracking rate		80.00%
Percentage of excess payments to be made if performance metrics are not met		32.50%
ABS X Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Loan to value ratio		80.00%
ABS X Notes | Covenant Six
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
Percentage of excess payments to be made if performance metrics are not met		32.50%
ABS X Notes | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Loan to value ratio		90.00%
ABS X Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		25.00%
ABS X Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.45
ABS X Notes | Bottom of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Loan to value ratio		75.00%
ABS X Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
ABS X Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.55
ABS X Notes | Top of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Loan to value ratio		80.00%
ABS X Notes, Class A-1
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 200,000
Interest rate		5.945%
ABS X Notes, Class A-2
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 240,000
Interest rate		6.751%
ABS X Notes, Class B
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 90,000
Interest rate		10.398%